SHARE-BASED PAYMENTS (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥)
Share Incentive Plan 2016 [Member]
Disclosure of Compensation Related Costs Sharebased Payments [Line Items]
Number of options, Outstanding Opening | shares	2,299,103
Number of options, Granted | shares	308,000
Number of options, Exercised | shares	(468,384)
Number of options, Forfeited/Cancelled | shares	(71,000)
Number of options, Outstanding Ending | shares	2,067,719	2,299,103
Number of options, Vested and expected to vest | shares			2,067,719	2,067,719
Number of options, Exercisable | shares			2,002,719	2,002,719
Weighted- average exercise price, Outstanding Opening	$ 1.44
Weighted - average exercise price, granted	1.44
Weighted- average exercise price, Exercised	1.44
Weighted- average exercise price, Forfeited/Cancelled	1.44
Weighted- average exercise price, Outstanding Ending	1.44	$ 1.44
Weighted- average exercise price, Vested and expected to vest				$ 1.44
Weighted- average exercise price, Exercisable				$ 1.44
Weighted-Average grant date fair value, Granted	3.50
Weighted-Average grant date fair value, Forfeited/Cancelled	$ 2.02
Weighted - average remaining contractual term, Outstanding	5 years 6 months 7 days	6 years 1 month 17 days
Weighted - average remaining contractual term Vested and expected to vest	5 years 6 months 7 days
Weighted - average remaining contractual term, Exercisable	5 years 5 months 4 days
Aggregate intrinsic Value, Outstanding Opening | $		$ 5,840
Aggregate intrinsic Value, Vested and expected to vest | $				$ 4,260
Aggregate intrinsic Value, Exercisable | $				$ 4,126
Aggregate intrinsic Value, Outstanding Ending | $	$ 4,260
Share Incentive Plan 2017 [Member]
Disclosure of Compensation Related Costs Sharebased Payments [Line Items]
Number of options, Outstanding Opening | shares
Number of options, Granted | shares	4,800,000
Number of options, Exercised | shares	0
Number of options, Forfeited/Cancelled | shares	(200,000)
Number of options, Outstanding Ending | shares	4,600,000
Number of options, Vested and expected to vest | shares			4,600,000	4,600,000
Number of options, Exercisable | shares			690,000	690,000
Weighted- average exercise price, Outstanding Opening
Weighted - average exercise price, granted	$ 4.25
Weighted- average exercise price, Forfeited/Cancelled	4.25
Weighted- average exercise price, Outstanding Ending	4.25
Weighted- average exercise price, Vested and expected to vest				$ 4.25
Weighted- average exercise price, Exercisable				$ 4.25
Weighted-Average grant date fair value,outstanding opening
Weighted-Average grant date fair value, Granted	2.63
Weighted-Average grant date fair value, Forfeited/Cancelled	$ 2.63
Weighted - average remaining contractual term, Outstanding	9 years 3 months 3 days	0 years
Weighted - average remaining contractual term, Granted	10 years
Weighted - average remaining contractual term Vested and expected to vest	9 years 3 months 3 days
Weighted - average remaining contractual term, Exercisable	9 years 3 months 3 days
Aggregate intrinsic Value, Exercisable			¥ 9,981	$ 1,434	¥ 0